Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Inventories	$ 1,567	$ 681
Lubricants [Member]
Inventory [Line Items]
Inventories	552	348
Bunkers [Member]
Inventory [Line Items]
Inventories	$ 1,015	$ 333